Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those VIEs of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity. See Note 9 for detail.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. The Company’s management base their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements included estimates of allowance for doubtful receivables, estimates made in assumptions related to the valuation of the convertible loan receivable, estimates associated with equity-method investment impairment assessments. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated statements of financial position, “premiums” are receivables from the insureds of RMB3,823 and RMB4,646 as of December 31, 2018 and 2019, respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated statements of financial position. Also, restricted cash balance includes guarantee deposits required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance agency and the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group. The balance for guarantee and entrustment deposits were RMB71,520 and RMB91,306 as of December 31, 2018 and 2019, respectively.

Short Term Investments
(d)	Short Term Investments

Short term investments are mainly available-for-sale investments in debt securities that do not have a quoted market price in an active market. Available-for-sale investments are carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss. The Group benchmarks the values of its other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date, and categorizes all fair value measures of short term investments as level 2 of the fair value hierarchy.

The short term investments balance were RMB1,554,060 and RMB1,612,351 as of December 31, 2018 and 2019, respectively. No impairment loss on short term investments was identified for each of the years ended December 31, 2017, 2018 and 2019.

Accounts Receivable and Insurance Premium Receivables
(e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable balance. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	529,715	702,666
Allowance for doubtful accounts	(21,241)	(20,495)
Accounts receivable, net	508,474	682,171

The following table summarizes the movement of the Group’s allowance for doubtful accounts for accounts receivables:

	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	16,792	20,198	21,241
Provision for doubtful accounts	14,052	6,791	6,533
Write-offs	(10,646)	(5,748)	(7,279)
Balance at the end of the year	20,198	21,241	20,495

Insurance premium receivables consist of insurance premiums to be collected from the insured, and are recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment
(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of income and comprehensive income:

	2017	2018	2019
	RMB	RMB	RMB
Operating costs	43	232	216
Selling expenses	2,775	4,769	7,144
General and administrative expenses	11,281	5,832	8,920
Depreciation expense	14,099	10,833	16,280

Goodwill and Other Intangible Assets
(g)	Goodwill and Other Intangible Assets

Goodwill and amortization of intangible assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in two reporting units for the year ended December 31, 2019. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2018 and 2019, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value which is the step one of the two-step impairment test. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired as of December 31, 2018 and 2019.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangible assets categorized as customer relationships are computed using the accelerated method, while amortization for other identifiable intangible assets are computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand names, trade names, customer relationships, non-compete agreements, agency agreement and licenses, and software and systems.

The intangible assets, net consisted of trade names with cost of RMB8,898. The trade names have an estimated useful life of 9.4 to 10 years and accumulated amortization of RMB7,634 and RMB8,576 as of December 31, 2018 and 2019.

Aggregate amortization expenses for intangible assets were RMB33,177, RMB15,946 and RMB942 for the years ended December 31, 2017, 2018 and 2019, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that these assets’ carrying amounts may not be recoverable. The Group measures the carrying amount of identifiable intangible assets with determinable useful lives against the estimated undiscounted future cash flows associated with each asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2017, 2018 and 2019, the Group recognized no impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from a third party, if any. During the years ended December 31, 2017, 2018 and 2019, the Group recognized no impairment losses on its indefinite-lived intangible assets.

The estimated amortization expenses for the next five years are: RMB322 in 2020 and nil in years after 2020.

Other Receivables and Other Current Assets
(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of loans and amounts due from third parties, advances, deposits, interest receivables and prepaid expenses. See Note 4 for details.

Investment in Affiliates
(i)	Investment in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publically traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Other Non-current Assets
(j)	Other Non-current Assets

Other non-current assets mainly represent long-term equity investments accounted for under the measurement alternative method and the convertible loan receivable.

Equity securities without readily determinable fair value

The Group has long-term investments in equity security of certain privately held companies which the Group exerts no significant influence or a controlling interest. As a result of adoption of “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”) in January 1, 2018, equity securities without readily determinable fair values that do not qualify for the practical expedient in ASC 820, Fair Value Measurements and Disclosure to estimate fair value using the net asset value per share (or its equivalent) of the investment, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earning trends and other company specific information. The Group assessed that there has been no impairment or qualifying observable price changes related to its investments in privately held companies in the years ended December 31, 2018 and 2019. Investments in privately held companies are reported in other non-current assets.

Convertible loan receivable

The Group has elected the fair value option for the convertible loan receivable, which permits the irrevocable fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The convertible loan receivable accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated income statements. See Note 3(e) for details.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

Property, plant, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

Insurance Premium Payables
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Subscription Receivables
(m)	Subscription Receivables

The Group entered into share purchase agreements with companies established on behalf of its employees (the “Employee Company”) for the issuance of 100,000,000 ordinary shares at US$0.27 per ordinary share and 50,000,000 ordinary shares at US$0.29 per ordinary share in 2014. The issue prices are the average closing prices for the 20 trading days prior to the board approval dates of such subscriptions. The sale of shares to the Employee Company was completed on December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to the Employee Company. The loan bears interest at a rate of 3.0% per annum and is repayable upon the sale of the shares by employees, termination of employment or within two years, whichever comes first. The interest rate was determined with reference to fair market prices and therefore no interest-related compensation expense was recorded. Upon the expiry of the loan agreement on December 17, 2016, the repayment maturity of the loan was further extended to June 2018 and the loan continues to bear interest at a rate of 3.0% per annum.

According to FASB ASC 505-10-45, the loan is recorded as a separate line of deduction from equity in the Group’s consolidated statements of financial position. Interest income accruing from the loan is recognized as non-operating income. During the year 2018, the principal in the amount of RMB260,492 and interests in the amount of RMB29,224 had been settled of while RMB49,438 of principal and RMB5,557 of interest were offset by the Company’s dividend distributions. As of December 31, 2018, the principal and interest of the loans have been fully collected.

Treasury shares
(n)	Treasury shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings. See Note 20 for details.

Income Taxes
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group presents an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the statements of financial position as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the Group to use, and the Group does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit is presented in the statements of financial position as a liability.

Share-based Compensation
(p)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of income and comprehensive income. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

The Group early adopted the ASU 2018-07, “Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”, prospectively starting from 2018. Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Classification of award

Options or similar instruments on shares shall be classified as liabilities instead of equity if either of the following conditions is met:

●	The underlying shares are classified as liabilities;
●	The Group can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets.

The Group measures a liability award under a share-based payment arrangement based on the award’s fair value remeasured at each reporting date until the date of settlement. The corresponding credit is recorded as a share-based liability. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting date.

The Group measures an equity award based on the awards’ fair value on grant date and recognizes the compensation cost over the vesting periods, with the corresponding credit recorded as paid-in capital.

Modification of an Award

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Share-based compensation expenses of nil, nil and RMB393 for the years ended December 31, 2017, 2018 and 2019, respectively, were included in the selling, general and administrative expenses.

Employee Benefit Plans
(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(r)	Revenue Recognition

On January 1, 2018, the Group adopted ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) and applied the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and reported under the accounting standards in effect for the periods presented.

The Group’s revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services. According to ASC 606, revenue is recognized at a point in time upon the effective date of the insurance policy, as no performance obligation exists after the insurance policy was signed. If there are other services within the contract, the Company estimates the stand-alone selling price for each separate performance obligation, and the corresponding apportioned revenue is recognized over the period of time in which the customer receives the service, and as the performance obligations are fulfilled and the Company is entitled to that portion of revenue using the output method for the services. In situations where multiple performance obligations exist within a contract, the use of estimates is required to allocate the transaction price on a relative stand-alone selling price basis to each separate performance obligation. The Group determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer;
●	Identification of the performance obligation in the contract;
●	Determination of the transaction price, including the constraint on variable consideration;
●	Allocation of the transaction price to the performance obligation in the contracts; and
●	Recognition of revenue when (or as) the Group satisfies a performance obligation.

The Group disaggregates its revenue from different types of service contracts with customers by principal service categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 22 for detailed disaggregated revenue information that is disclosed for each reportable segment. The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

For Insurance agency services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums.

No allowance for cancellation has been recognized for agency as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations, which have been de minims to date, are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.2%, 0.1% and 0.1% of the total commission and fee revenues during years ended December 31, 2017, 2018 and 2019, respectively.

For life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency achieves its performance obligation, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. Performance bonus represent a form of variable consideration associated with certain sales volume, for which the Group earn commissions. The contingent commissions are recorded when a performance obligation is being achieved. The Group estimates the amount of consideration with a constraint applied that will be received in the coming year such that a significant reversal of revenue is not probable and accrues performance bonus relative to the recognition of the corresponding core commissions. For the year ended December 31, 2018 and 2019, the Group recognized contingent performance bonus of RMB23,166 and RMB58,124, respectively.

Insurance claims adjusting services revenue

For Insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

Contract balances

The Group’s contract balances include accounts receivable and contract asset. The balances of accounts receivable as of December 31, 2018 and 2019 are all derived from contracts with customers. See Note 2(e) for details.

The timing between the recognition of revenue for effective insurance policy and the receipt of payment is not significant. The estimated accounts receivable in relation to cancellation of insurance policies within hesitation period is a contract asset included in accounts receivable. The balances of contract asset are RMB84,907 and RMB131,063 as of December 31, 2018 and December 31, 2019, respectively.

The Group has no advance from customers in advance of revenue recognition, or contract liability and, therefore, none of revenue recognized in the current period that was previously recognized as a contract liability.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the consolidated statements of operations and comprehensive income, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Value-Added Tax and Surcharges

The Group presents revenue net of sales and value-added taxes incurred. The sales taxes amounted to RMB25,239, RMB21,508 and RMB21,916 for the years ended December 31, 2017, 2018 and 2019, respectively. The State Administration of Taxation and Ministry of Finance jointly issued a Notice on Preparing for the Full Implementation of the VAT Reform (Cai Shui [2016] No. 36). Accordingly, the Group started to pay value-added tax instead of business tax from May 1, 2016.

Total value-added taxes paid by the Group during the years ended December 31, 2017, 2018 and 2019 amounted to RMB157,607, RMB179,317 and RMB197,067 respectively.

Fair Value of Financial Instruments
(s)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables and payables, other receivables, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

Measured at fair value on a recurring basis

As of December 31, 2018 and 2019, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,554,060	—	1,554,060	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,612,351	—	1,612,351	—

The majority of debt security consists of investments in trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group measured these investments at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at reporting date is benchmarked against fair value of comparable investments.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity securities without readily determinable fair values, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

On January 1, 2018, the Group adopted ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer

Goodwill (Note 6) and intangible assets (Note 2(g)) with indefinite lives are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates (Note 7) are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

Foreign Currencies
(t)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of most of the Company’s subsidiaries and VIEs is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

Foreign Currency Risk
(u)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB216,457 and RMB220,895 of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2018 and 2019, respectively.

Translation into USD
(v)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers in the United States and were calculated at the rate of US$1.00 = RMB6.9618, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2019, the last business day in fiscal year 2019, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Discontinued Operations
(w)	Discontinued Operations

Under ASC 205-20 “Presentation of Financial Statements - Discontinued Operation”, when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held-for-sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the entity’s consolidated operations and the entity will no longer have any significant continuing involvement in the operations of the component.

In November 2017, the Group completed the sale of its brokerage business. Please see Note (3) for more information. The Group’s results of operations related to discontinued operations have been restated as discontinued operations for the year ended December 31, 2017.

Segment Reporting
(x)	Segment Reporting

As of December 31, 2019, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Details of operating segments are further described in Note 22. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share (“EPS”) or ADS
(y)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

The contingently issuable shares /ADS related to the 521 Plan (see Note 19(b) for details), are subject to fulfillment of the performance conditions as stipulated under the 521 Plan. Therefore, these shares are excluded from basic earnings per share until the shares are fully vested upon the achievement of performance conditions under the 521 Plan by the Participants.

Advertising Costs
(z)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB35,741, RMB34,663 and RMB44,387 for the years ended December 31, 2017, 2018 and 2019, respectively.
Leases
(aa)	Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The Group adopted this new standard on January 1, 2019 and used the effective date as the date of initial application on a modified retrospective basis. The Group elected to apply the transition requirements as the effective date rather than at the beginning of the earliest comparative period presented with a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption, and prior periods were not restated. Upon adoption, the Group elected to use the package of three practical expedients in transition under ASC 842, exempting the Group from reassessing the lease identification, lease classification and initial direct costs associated with any expired or existing contracts as of the date of adoption. However, the Group determined not to elect to adopt the hindsight practical expedient and therefore maintained the lease terms previously determined under ASC 840.

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 7 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 7 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated statements of financial position at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

Upon adoption of ASU 2016-02 on January 1, 2019, the Group elected to use the remaining lease term as of January 1, 2019 in the estimation of the applicable discount for rate for leases that were in place at adoption. For the initial measurement of the lease liabilities for leases commencing after January 1, 2019, the Group uses the discount rate as of the commencing date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as current operating lease liability and non-current operating lease liability, respectively, in the consolidated statements of financial position. As a result of the adoption, the Group recognized approximately RMB181,576 of ROU assets recorded in right-of-use assets and a lease liability of approximately RMB181,457 in operating lease liability in the consolidated statements of financial position as of January 1, 2019. The adoption had no material impact on the Group’s consolidated statements of income and consolidated statements of cash flows for the year ended December 31, 2019.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases beginning in 2019 and later, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease component. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease component.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statement of income and comprehensive income on a straight-line basis over the lease term.

In addition, we do not have any related-party leases or sublease transactions. Please see Note 8.

Accumulated Other Comprehensive Income
(ab)	Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income mainly represents foreign currency translation adjustments, changes in fair value of short term investments and share of other comprehensive income of the affiliates for the period.

Recently Issued Accounting Standards
(ac)	Recently Issued Accounting Standards

New accounting standards not yet adopted that could affect the Group’s consolidated financial statements in the future are summarized as follows:

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a timelier manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In April 2019, the FASB issued ASU 2019-04, clarify a variety of topics previously covered in Update 2016-13. The standard and the amendments in this ASU are effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018.

In May 2019, the FASB issued ASU 2019-05, Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief, to provide an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. ASU 2019-05 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses. Among other narrow-scope improvements, the new ASU clarifies guidance around how to report expected recoveries. “Expected recoveries” describes a situation in which an organization recognizes a full or partial write-off of the amortized cost basis of a financial asset, but then later determines that the amount written off, or a portion of that amount, will in fact be recovered. While applying the credit losses standard, stakeholders questioned whether expected recoveries were permitted on assets that had already shown credit deterioration at the time of purchase (also known as PCD assets). In response to this question, the ASU permits organizations to record expected recoveries on PCD assets. In addition to other narrow technical improvements, the ASU also reinforces existing guidance that prohibits organizations from recording negative allowance for available-for-sale debt securities. For entities that have not yet adopted the amendments in ASU 2016-13 as of the issuance date of this ASU, the effective dates and transition requirements for the amendments are the same as the effective dates and transition requirements in ASU 2016-13. The Group is in the process of completing its evaluation of the impact of the ASUs.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2018. The Group expects there is no material impact upon adoption of this guidance on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which modifies disclosure requirements for fair value measurements.  While some disclosures have been removed or modified, new disclosures have been added. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.  Early adoption is permitted, where the entity is permitted to early adopt the portion of the guidance regarding the removal or modification of the fair value measurement disclosures while waiting to adopt the requirement regarding additional disclosures until the effective date. The Group expects there will be changes in relevant disclosures upon adoption of this guidance on the Group’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update simplify the accounting for income taxes by removing exceptions related to the incremental approach for intra-period tax allocation, certain deferred tax liabilities, and the general methodology for calculating income taxes in an interim period. The amendment also provides simplification related to accounting for franchise (or similar) tax, evaluating the tax basis step up of goodwill, allocation of consolidated current and deferred tax expense, reflection of the impact of enacted tax law or rate changes in annual effective tax rate calculations in the interim period that includes enactment date, and other minor codification improvements. For public business entities, the amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods in which financial statements have not yet been issued. The Group is currently in the process of evaluating the impact of adoption of this standard on the Group’s consolidated financial statements.